UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001694109

Invitation Homes 2018-SFR2 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001735751

Central Index Key Number of underwriter (if applicable): Not applicable

Jonathan Olsen

IH Asset Receiving Limited Partnership 972-421-3600

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.

Exhibits

Exhibit Number	Description

99.1	Certification of Services Performed, dated April 10, 2018, of Green River Capital, LLC

99.2	HOA Discrepancy Review, dated April 6, 2018, of OS National LLC

99.3	Certification of Services Performed, dated April 6, 2018, of SingleSource Property Solutions, LLC

99.4	Agreed-upon Procedures Report, dated April 10, 2018, of PricewaterhouseCoopers LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

IH Asset Receiving Limited Partnership (Depositor)

By:	IH Asset Receiving G.P. LLC,
its general partner

Date:	April 10, 2018

By:	/s/ Jonathan Olsen
	Name:	Jonathan Olsen
	Title:	Senior Vice President and Managing
Director of IH Asset Receiving G.P. LLC